Goodwill and Other Intangible Assets (Details) - Changes in the carrying amount of goodwill (USD $)	3 Months Ended
	Mar. 31, 2014	Jan. 06, 2014	Dec. 31, 2012
Changes in the carrying amount of goodwill [Abstract]
Balance at January 1, 2014		$ 990,000
Additions (see Note 3)	990,000
Balance at March 31, 2014	$ 990,000	$ 990,000